Investments in Vanguard Retirement Savings Trust (VRST)	12 Months Ended
Dec. 31, 2025
SAP America, Inc. 401(k) Plan
EBP, Description of Plan [Line Items]
Investments in Vanguard Retirement Savings Trust (VRST)

(4)Investments in Vanguard Retirement Savings Trust (VRST)

The Plan holds an investment in a collective trust, specifically the VRST that invests in a combination of synthetic contracts (backed primarily by Vanguard bond trust funds), traditional insurance, bank contracts and contracts that are backed by bond funds and trusts. The issuers’ ability to meet these obligations may be affected by economic developments in their respective companies and industries. The VRST seeks stable returns comparable to those of short-term fixed income securities. The average maturity range of investments in the trust is 2 to 4 years.

Distributions of net investment income to unit holders are declared and accrued daily. Withdrawals may be made for the primary purposes of funding an authorized distribution, withdrawal, or loan disbursement. Certain withdrawals may be subject to market value adjustments calculated in accordance with the provisions of the investment contracts.